Statement of Cash Flows - USD ($)		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Cash flow from operating activities:
Net loss	$ (270)	$ (510,247)
Changes in operating assets and liabilities:
Deferred acquisition costs	0	(4,190)
Accounts payable and accrued expenses	270	560,832
Net cash used in operating activities	0	46,395
Cash flow from investing activities
Deposit for acquisition of oil, natural gas and natural gas liquids properties	0	(8,750,000)
Net cash used in investing activities	0	(8,750,000)
Cash flow from financing activities
Net proceeds related to issuance of common units	0	57,020,731
Net proceeds from line of credit	0	229,000
Payments on line of credit	0	(229,000)
Distributions paid to limited partners	0	(1,458,398)
Net cash provided by financing activities	0	55,562,333
Increase in cash and cash equivalents	0	46,858,728
Cash and cash equivalents, beginning of period	1,000	1,000
Cash and cash equivalents, end of period	1,000	46,859,728
Interest paid	0	1,420
Supplemental information:
Accrued deferred costs for potential acquisition	0	4,880,018
Accrued deferred offering costs	$ 22,975	$ 0